Master Trust - Schedule of Master Trust Net Assets (Details) - GMHP - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other assets
Cash	$ 4	$ 4
Receivables for securities sold	1	0
Total Master Trust assets	55,720	51,643
Liabilities
Payables for securities purchased	(5)	(4)
Net Master Trust assets	55,715	51,639
Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	21,737,110	17,558,746
Fully benefit-responsive synthetic guaranteed investment contracts	745,342	780,302
Other assets
Cash	5,609	12,700
Receivables for securities sold	10,745	113,787
Accrued income	39,453	31,300
Total Other assets	55,807	157,787
Total Master Trust assets	22,538,259	18,496,835
Liabilities
Payables for securities purchased	(26,413)	(151,488)
Net Master Trust assets	22,511,846	18,345,347
Master Trust | Caterpillar Inc. common stock
EBP, Master Trust [Line Items]
Investments, at fair value	5,495,510	3,784,230
Master Trust | Common stocks
EBP, Master Trust [Line Items]
Investments, at fair value	3,921,926	3,360,443
Master Trust | Preferred stocks
EBP, Master Trust [Line Items]
Investments, at fair value	23,527	16,468
Master Trust | Preferred corporate bonds and notes
EBP, Master Trust [Line Items]
Investments, at fair value	5,481	7,570
Master Trust | Other corporate bonds and notes
EBP, Master Trust [Line Items]
Investments, at fair value	1,116,507	899,155
Master Trust | U.S. government securities
EBP, Master Trust [Line Items]
Investments, at fair value	917,546	847,015
Master Trust | Common collective trusts
EBP, Master Trust [Line Items]
Investments, at fair value	10,071,355	8,473,155
Master Trust | Registered investment companies
EBP, Master Trust [Line Items]
Investments, at fair value	24,181	8,351
Master Trust | Other investments, net
EBP, Master Trust [Line Items]
Investments, at fair value	161,077	162,359
Plan’s Interest in Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	52,402	48,197
Fully benefit-responsive synthetic guaranteed investment contracts	1,550	1,942
Other assets
Cash	18	43
Receivables for securities sold	38	770
Accrued income	177	162
Total Other assets	233	975
Total Master Trust assets	54,185	51,114
Liabilities
Payables for securities purchased	(118)	(899)
Net Master Trust assets	54,067	50,215
Plan’s Interest in Master Trust | Caterpillar Inc. common stock
EBP, Master Trust [Line Items]
Investments, at fair value	573	405
Plan’s Interest in Master Trust | Common stocks
EBP, Master Trust [Line Items]
Investments, at fair value	9,689	8,950
Plan’s Interest in Master Trust | Preferred stocks
EBP, Master Trust [Line Items]
Investments, at fair value	84	72
Plan’s Interest in Master Trust | Preferred corporate bonds and notes
EBP, Master Trust [Line Items]
Investments, at fair value	31	51
Plan’s Interest in Master Trust | Other corporate bonds and notes
EBP, Master Trust [Line Items]
Investments, at fair value	6,583	6,221
Plan’s Interest in Master Trust | U.S. government securities
EBP, Master Trust [Line Items]
Investments, at fair value	5,230	5,635
Plan’s Interest in Master Trust | Common collective trusts
EBP, Master Trust [Line Items]
Investments, at fair value	29,601	26,235
Plan’s Interest in Master Trust | Registered investment companies
EBP, Master Trust [Line Items]
Investments, at fair value	113	31
Plan’s Interest in Master Trust | Other investments, net
EBP, Master Trust [Line Items]
Investments, at fair value	$ 498	$ 597